Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Deferred tax expense (income) [abstract]
Breakdown of deferred taxes by nature

	As of	Impact on	Impact on the	As of
(in € thousands)	12/31/2020	equity	profit/loss	12/31/2021
Deferred tax liabilities	(2,050)	(2,721)	2,455	(2,315)
Deferred tax assets	1,282	—	430	1,712
TOTAL	(767)	(2,721)	2,885	(602)

	As of	Impact on	Impact on the	As of
(in € thousands)	12/31/2021	equity	profit/loss	12/31/2022
Deferred tax liabilities	(2,315)	—	545	(1,770)
Deferred tax assets	1,712	—	(453)	1,260
TOTAL	(602)	—	93	(510)

Schedule of effective tax rate

	Year ended
(in € thousands)	2020/12/31	2021/12/31	2022/12/31
Profit (loss) for the period	(101,221)	67,259	(23,719)
Tax gain (expense)	428	(2,215)	116
Profit (loss) for the period before taxes	(101,649)	69,474	(23,836)
Tax rate in France	28.92%	27.37%	25.00%
Theoretical tax expense calculated at the French tax rate	29,401	(19,018)	5,959
Increase / decrease in tax benefit arising from :
Tax credits	1,739	1,512	1,504
Permanent differences	(404)	833	(31)
Differences between rates	172	7,323	(67)
Tax losses for the period, unrecognised as deferred tax assets	(28,603)	0	(7,037)
Utilisation of previously unrecognised tax losses	0	5,590	0
IFRS adjustments without tax incidence	(358)	(129)	(61)
Non recognition of deffered tax assets related to temporary differences	(775)	(24)	331
Recognition of deferred tax assets against deferred tax liabilities	(706)	430	(453)
Tax effects related to the renegociation of the convertible debt	0	1,370	0
Others	(39)	(102)	(29)
Income tax expense recognised in profit or loss	428	(2,215)	116
Effective income rate	(0.42)%	(3.19)%	(0.49)%